Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	November 2019
Payment Date	12/16/2019
Transaction Month	1
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,424,799,288.20	51,620		57.1 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$254,050,000.00	1.845120%		December 15, 2020
Class A-2a Notes	$357,580,000.00	1.88%		July 15, 2022
Class A-2b Notes	$75,000,000.00	1.90563%	*	July 15, 2022
Class A-3 Notes	$432,470,000.00	1.87%		March 15, 2024
Class A-4 Notes	$130,990,000.00	1.93%		April 15, 2025
Class B Notes	$39,480,000.00	2.13%		May 15, 2025
Class C Notes	$26,320,000.00	2.25%		May 15, 2026
Total	$1,315,890,000.00
		* One-month LIBOR + 0.19%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,520,220.20

Principal:
Principal Collections	$29,461,613.07
Prepayments in Full	$20,338,599.33
Liquidation Proceeds	$0.00
Recoveries	$0.00
Sub Total	$49,800,212.40
Collections	$53,320,432.60

Purchase Amounts:
Purchase Amounts Related to Principal	$107,404.05
Purchase Amounts Related to Interest	$312.45
Sub Total	$107,716.50

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$53,428,149.10

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	November 2019
Payment Date	12/16/2019
Transaction Month	1
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$53,428,149.10
Servicing Fee	$1,187,332.74	$1,187,332.74	$0.00	$0.00	$52,240,816.36
Interest - Class A-1 Notes	$312,501.82	$312,501.82	$0.00	$0.00	$51,928,314.54
Interest - Class A-2a Notes	$429,493.31	$429,493.31	$0.00	$0.00	$51,498,821.23
Interest - Class A-2b Notes	$95,281.50	$95,281.50	$0.00	$0.00	$51,403,539.73
Interest - Class A-3 Notes	$516,681.52	$516,681.52	$0.00	$0.00	$50,886,858.21
Interest - Class A-4 Notes	$161,517.95	$161,517.95	$0.00	$0.00	$50,725,340.26
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$50,725,340.26
Interest - Class B Notes	$53,725.70	$53,725.70	$0.00	$0.00	$50,671,614.56
Second Priority Principal Payment	$20,007,889.30	$20,007,889.30	$0.00	$0.00	$30,663,725.26
Interest - Class C Notes	$37,835.00	$37,835.00	$0.00	$0.00	$30,625,890.26
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$30,625,890.26
Regular Principal Payment	$234,042,110.70	$30,625,890.26	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$53,428,149.10

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$20,007,889.30
Regular Principal Payment					$30,625,890.26
Total					$50,633,779.56
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$50,633,779.56	$199.31	$312,501.82	$1.23	$50,946,281.38	$200.54
Class A-2a Notes	$0.00	$0.00	$429,493.31	$1.20	$429,493.31	$1.20
Class A-2b Notes	$0.00	$0.00	$95,281.50	$1.27	$95,281.50	$1.27
Class A-3 Notes	$0.00	$0.00	$516,681.52	$1.19	$516,681.52	$1.19
Class A-4 Notes	$0.00	$0.00	$161,517.95	$1.23	$161,517.95	$1.23
Class B Notes	$0.00	$0.00	$53,725.70	$1.36	$53,725.70	$1.36
Class C Notes	$0.00	$0.00	$37,835.00	$1.44	$37,835.00	$1.44
Total	$50,633,779.56	$38.48	$1,607,036.80	$1.22	$52,240,816.36	$39.70

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	November 2019
Payment Date	12/16/2019
Transaction Month	1

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$254,050,000.00	1.0000000	$203,416,220.44	0.8006936
Class A-2a Notes	$357,580,000.00	1.0000000	$357,580,000.00	1.0000000
Class A-2b Notes	$75,000,000.00	1.0000000	$75,000,000.00	1.0000000
Class A-3 Notes	$432,470,000.00	1.0000000	$432,470,000.00	1.0000000
Class A-4 Notes	$130,990,000.00	1.0000000	$130,990,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$1,315,890,000.00	1.0000000	$1,265,256,220.44	0.9615213

Pool Information
Weighted Average APR	3.018%	2.976%
Weighted Average Remaining Term	57.07	56.23
Number of Receivables Outstanding	51,620	50,560
Pool Balance	$1,424,799,288.20	$1,374,891,557.50
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,315,897,317.83	$1,269,562,110.70
Pool Factor	1.0000000	0.9649721

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,743.29
Yield Supplement Overcollateralization Amount	$105,329,446.80
Targeted Overcollateralization Amount	$148,981,023.23
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$109,635,337.06

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,743.29
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,743.29
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,743.29

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	November 2019
Payment Date	12/16/2019
Transaction Month	1
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		43	$114.25
(Recoveries)		0	$0.00
Net Loss for Current Collection Period			$114.25
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0001%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			N/A
Second Prior Collection Period			N/A
Prior Collection Period			N/A
Current Collection Period			0.0001%
Four Month Average (Current and Prior Three Collection Periods)			N/A

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		43	$114.25
(Cumulative Recoveries)			$0.00
Cumulative Net Loss for All Collection Periods			$114.25
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0000%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2.66
Average Net Loss for Receivables that have experienced a Realized Loss			$2.66

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.41%	206	$5,696,630.47
61-90 Days Delinquent	0.00%	1	$13,217.84
91-120 Days Delinquent	0.00%	0	$0.00
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.42%	207	$5,709,848.31

Repossession Inventory:
Repossessed in the Current Collection Period		3	$56,290.75
Total Repossessed Inventory		3	$56,290.75

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			N/A
Prior Collection Period			N/A
Current Collection Period			0.0020%
Three Month Average			N/A

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0010%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	November 2019
Payment Date	12/16/2019
Transaction Month	1

IX. CREDIT RISK RETENTION

The fair value of the Notes and the Residual Interest on the Closing Date is summarized below.

	Fair Value (In millions)	Fair Value (as a percentage)

Class A notes	$ 1,250.1	89.5%
Class A notes	$ 39.5	2.8%
Class A notes	$ 26.3	1.9%
Residual Interest	$ 81.4	5.8%

Total	$ 1,397.2	100.0%

The Depositor must retain a Residual Interest with a fair value of at least 5% of the aggregate value of the Notes and Residual Interest, or $69.9M, according to Regulation RR.

X. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

XI. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer